SCHEDULE OF GENERAL AND ADMINISTRATIVE EXPENSES (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
General and administrative expense	$ 604	$ 742	$ 3,758	$ 5,576
Other Expense [Member]
General and administrative expense			32	33
Insurance-related Assessments [Member]
General and administrative expense			164	246
Share-Based Payment Arrangement [Member]
General and administrative expense			1,058	2,562
Service [Member]
General and administrative expense			2,119	1,900
Salaries And Related Expenses [Member]
General and administrative expense			36	233
Legal Expenses [Member]
General and administrative expense			271	276
Maintenance [Member]
General and administrative expense			23	15
Registration Fees [Member]
General and administrative expense			53	262
Doubtful Debt [Member]
Doubtful debt			(8)	41
Depreciation [Member]
General and administrative expense			$ 10	$ 8